Derivative Financial Instruments	12 Months Ended
Dec. 31, 2018
Derivative Financial Instruments
4.	Derivative Financial Instruments

See Note 2 for a description of the Company’s accounting policies for derivatives and Note 5 for information about the fair value hierarchy for derivatives.

The notional and fair value positions of derivative financial instruments as of December 31, 2018 and 2017 were as follows:

	December 31, 2018				December 31, 2017
	Notional		Gross Fair Value		Notional		Gross Fair Value
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
($ in thousands)
Assets
Equity Options	$338,470	$324,047	$5,099	$(1,584)	$237,250	$234,375	$39,397	$(18,352)
Futures	—	9,934	—	(539)	—	—	—	—
Liabilities
Policyholders account balances
Derivatives embedded in life and annuity contracts
Equity-indexed annuity contracts (2)	$—	$924,733	$—	$(44,947)	$—	$1,095,253	$—	$(57,531)
Equity-indexed life contracts	—	588,299	—	(8,624)	—	531,800	—	(29,911)
Guaranteed accumulation benefits (1)	—	40,469	—	(5,203)	—	53,517	—	(4,557)
Guaranteed withdrawal benefits (1)	—	8,070	—	(113)	—	9,939	—	(113)

(1)	These amounts are fully ceded in accordance with the Company’s reinsurance agreements. The corresponding receivables have been excluded from the table above.
(2)	Notional amount represents account value of equity indexed contracts

The standardized ISDA Master Agreement under which the Company’s derivative transactions are executed include provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex (“CSA”) have been executed. At December 31, 2018 and 2017, the Company held $1.0 million and $0.3 million in cash and securities collateral pledged to trade counterparties, respectively. This cash collateral is reported in Cash on the Consolidated Balance Sheets.

The amount and location of gains (losses) recognized in income, net of reinsurance, for derivatives that were not designated or qualifying as hedging instruments for the years ended December 31, 2018, 2017 and 2016 were as follows:

	2018		2017		2016
	Realized Investment Gains (Losses)	Policyholder Benefits	Realized Investment Gains (Losses)	Policyholder Benefits	Realized Investment Gains (Losses)	Policyholder Benefits
($ in thousands)
Assets
Equity options	$(7,123)	$—	$17,969	$—	$2,472	$—
Futures	(13)	—	1,391	—	884	—
Interest rate swaps	—	—	—	—	500	—
Liabilities
Policyholders’ account balances
Equity-indexed annuity contracts	$—	$12,584	$—	$(1,660)	$—	$8,267
Equity-indexed life contracts	—	194	—	(168)	—	(121)